LEASES - Schedule of Operating Lease Related Assets and Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Leases [Abstract]
Operating lease right-of-use lease assets	$ 293,973	$ 434,188
Operating lease liabilities – current	299,198	275,213
Operating lease liabilities – non-current	96,308	258,974
Total operating lease liabilities	$ 395,506	$ 534,187